iShares®

iShares Trust and iShares U.S. ETF Trust

Supplement dated June 23, 2025

to the currently effective Summary Prospectus, Prospectus, and

Statement of Additional Information for the Funds listed below (each, a “Fund”)

Effective June 30, 2025, Erin Armstrong will be added as a Portfolio Manager for each Fund listed below.

iShares 20+ Year Treasury Bond BuyWrite Strategy ETF

iShares Bloomberg Roll Select Commodity Strategy ETF

iShares GSCI Commodity Dynamic Roll Strategy ETF

iShares High Yield Corporate Bond BuyWrite Strategy ETF

iShares Investment Grade Corporate Bond BuyWrite Strategy ETF

iShares Large Cap Accelerated Outcome ETF

iShares Large Cap Max Buffer Dec ETF

iShares Large Cap Max Buffer Jun ETF

iShares Large Cap Max Buffer Mar ETF

iShares Large Cap Max Buffer Sep ETF

iShares Russell 2000 BuyWrite ETF

iShares S&P 500 BuyWrite ETF

iShares Transition-Enabling Metals ETF

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

IS-SUPP-NEWPM0625

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE